Segment reporting (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of segment reporting [Abstract]
Disclosure of operating segments [text block]
The Group’s operating segment information for the years ended March 31, 2025, 2024 and 2023 are presented below:

Year ended March 31, 2025

	Network- Connectivity Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

External Customers	15,781,397	14,195,939	9,908,244	39,885,580
Intersegment Revenues	-	87,753	221,461	309,214
Operating expenses	(13,919,660)	(7,768,474)	(10,611,846)	(32,299,980)
Intersegment Expenses	(251,796)	-	(57,418)	(309,214)
Segment operating income / (loss)	1,609,941	6,515,218	(539,559)	7,585,600
Unallocated expenses:
Support Service Unit Costs				(59,723)
Depreciation and amortization				(5,633,054)
Other income / (expense), net				551,812
Finance income				12,632
Finance expenses				(2,743,679)
Profit / (loss) before tax				(286,412)
Income tax (expense) / benefit				(498,546)
Profit / (loss) for the year				(784,958)

Year ended March 31, 2024

	Network- Connectivity Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

External Customers	14,661,136	11,053,956	9,918,830	35,633,922
Intersegment Revenues	-	87,753	221,461	309,214
Operating expenses	(12,319,398)	(6,425,331)	(10,104,912)	(28,849,641)
Intersegment Expenses	(251,796)	-	(57,418)	(309,214)
Segment operating income / (loss)	2,089,942	4,716,378	(22,039)	6,784,281
Unallocated expenses:
Support Service Unit Costs				9,571
Depreciation and amortization				(4,773,414)
Other income / (expense), net				535,127
Finance income				108
Finance expenses				(2,203,634)
Profit / (loss) before tax				352,039
Income tax (expense) / benefit				(183,100)
Profit / (loss) for the year				168,939

Year ended March 31, 2023

	Network- Connectivity Services	Data Center Services	Digital Services	Total
	(A)	(B)	(C )	(D) = (A)+(B)+(C)

External Customers	13,290,510	10,125,610	9,987,606	33,403,726
Intersegment Revenues	-	87,749	219,754	307,503
Operating expenses	(11,125,798)	(6,085,634)	(9,899,113)	(27,110,545)
Intersegment Expenses	(250,085)	-	(57,418)	(307,503)
Segment operating income / (loss)	1,914,627	4,127,725	250,829	6,293,181
Unallocated expenses:
Support Service Unit Costs				2,420
Depreciation and amortization				(3,971,865)
Other income / (expense), net				363,733
Finance income				10,291
Finance expenses				(1,676,739)
Profit / (loss) before tax				1,021,021
Income tax (expense) / benefit				(346,499)
Profit / (loss) for the year				674,522

Disclosure of geographical areas [text block]
The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2025	36,849,680	3,035,900	39,885,580
Year ended March 31, 2024	33,304,005	2,329,917	35,633,922
Year ended March 31, 2023	27,349,352	6,054,374	33,403,726